Note 16 - Basic and Diluted Net Income Per Common Share (Details)	0 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended
	Oct. 01, 2012	Sep. 06, 2012 Numerator [Member]	Oct. 01, 2012 Numerator [Member]	Sep. 06, 2012 Denominator [Member]	Oct. 01, 2012 Denominator [Member]
Note 16 - Basic and Diluted Net Income Per Common Share (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	200	1	1	200	200